Sales Revenue (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments
The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with each segment for the years ended March 31, 2024, 2025 and 2026 are as follows:
For the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥113,746	¥1,586,358	¥172,072	¥87,072	¥1,959,248
North America	335,545	8,503,602	1,487,948	138,760	10,465,855
Europe	351,850	506,731	—	84,459	943,040
Asia	1,792,327	2,446,250	5	55,898	4,294,480
Other Regions	625,585	498,506	—	26,001	1,150,092

Total	¥3,219,053	¥13,541,447	¥1,660,025	¥392,190	¥18,812,715

Revenue arising from the other sources*	1,115	26,118	1,588,783	71	1,616,087

Total	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802

For the year ended March 31, 2025

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥106,632	¥1,794,911	¥193,188	¥88,943	¥2,183,674
North America	347,503	9,379,001	1,456,899	127,991	11,311,394
Europe	379,432	459,755	—	77,859	917,046
Asia	2,071,481	1,953,109	15	62,018	4,086,623
Other Regions	714,537	563,025	—	28,251	1,305,813

Total	¥3,619,585	¥14,149,801	¥1,650,102	¥385,062	¥19,804,550

Revenue arising from the other sources*	7,018	19,439	1,857,664	96	1,884,217

Total	¥3,626,603	¥14,169,240	¥3,507,766	¥385,158	¥21,688,767

For the year ended March 31, 2026

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥113,293	¥1,803,549	¥206,813	¥98,565	¥2,222,220
North America	351,787	9,208,711	1,256,995	118,029	10,935,522
Europe	395,855	503,213	—	80,991	980,059
Asia	2,252,025	1,764,489	44	58,453	4,075,011
Other Regions	901,346	562,603	—	28,866	1,492,815

Total	¥4,014,306	¥13,842,565	¥1,463,852	¥384,904	¥19,705,627

Revenue arising from the other sources*	4,531	20,797	2,065,632	23	2,090,983

Total	¥4,018,837	¥13,863,362	¥3,529,484	¥384,927	¥21,796,610

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Receivables from contracts with customers:
Trade receivables	¥888,774	¥918,792
Contract liabilities:
Other current liabilities	411,941	412,227
Other noncurrent liabilities	329,298	364,505

Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied)
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Within 1 year	¥245,826	¥255,808
Between 1 and 5 years	363,831	402,934
Later than 5 years	26,275	31,045

Total	¥635,932	¥689,787

Summary of Assets Recognized Costs Obtain a Contract With Customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Assets recognized from the costs to obtain a contract with a customer	¥192,532	¥223,973